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MICHIGAN
DAILY
TAX FREE
INCOME
FUND, INC.





                   Semi-Annual Report
                     August 31, 1995
                       (Unaudited)








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




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MICHIGAN
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                               (212) 830-5200

===============================================================================







Dear Shareholder:



We are pleased to present the semi-annual report of Michigan Daily Tax Free Income Fund, Inc. for the period March 1, 1995 through August 31, 1995.

The Fund had net assets of $62,546,502 and 365 active shareholders as of August 31, 1995. Dividends earned on a share held throughout the period were $.017 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 3.32% yield on an annual basis.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,


\s\Steven W. Duff



Steven W. Duff
President



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

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1995
(UNAUDITED)
===============================================================================


                                                                                                       Ratings (a)
                                                                                                    ----------------
  Face                                                         Maturity                   Value            Standard
 Amount                                                          Date           Yield    (Note 1)   Moody's & Poor's
 ------                                                          ----           -----    --------   -------   ------
Other Tax Exempt Investments (8.42%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,250,000   Detroit, MI CSD State School Aid Notes             05/01/96       3.79%   $ 1,255,243             SP-1+
  1,000,000   Kalamazoo School District Kalamazoo County,
              Michigan State Aid Anticipation Notes              04/01/96       3.54      1,005,107             SP-1+
  1,000,000   Michigan Municipal Bond Authority RN Series 1995B  07/03/96       3.74      1,005,635             SP-1+
  2,000,000   State of Michigan GO Notes                         09/29/95       4.02      2,001,342   MIG-1     SP-1+
  ---------                                                                               ---------
  5,250,000   Total Other Tax Exempt Investments                                          5,267,327
  ---------                                                                               ---------
Other Variable Rate Demand Instruments (b) (72.64%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Birmingham, MI EDC Limited Obligation RB
              (Brown St. Assoc. Project) - Series 1983
              LOC Bankers Trust Company                          12/01/18       4.08%   $ 1,000,000     Aa2
  2,000,000   City of Saline, MI EDC
              LOC Fuji Bank, Ltd.                                02/01/08       4.10      2,000,000      P1        A1
  1,000,000   Dearborn, MI EDC
              LOC Mellon Bank, N.A.                              03/01/25       3.65      1,000,000                A1
  3,500,000   Delta County, MI (Mead Paper) - Series 1985F
              LOC Bank of Nova Scotia                            12/01/13       3.40      3,500,000      P1
  2,900,000   Delta County, MI EDC Environment Improvement RB
              (Mead Escanaba Paper)
              LOC Credit Suisse                                  12/01/23       3.40      2,900,000      P1
    800,000   Detroit, MI Water Bond 1993
              FGIC Insured                                       07/01/14       3.60        800,000  VMIG-1       A1+
  1,000,000   Detroit, MI (Central Industrial Park)
              LOC Citibank                                       10/01/10       3.55      1,000,000                A1
    400,000   Detroit, MI (Tax Finance Authority)
              LOC Citibank                                       10/01/10       3.55        400,000                A1
  2,000,000   EDC Farmington Hills - Carefour
              LOC Bankers Trust Company                          09/01/15       3.83      2,000,000     Aa3
  1,100,000   Grand Rapids, MI (Water Supply)
              LOC Societe Generale                               01/01/20       3.35      1,100,000  VMIG-1
  1,500,000   Holland, MI Economic Development
              LOC Industrial Bank of Japan, Ltd.                 03/01/13       3.75      1,500,000                A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC First National Bank of Chicago                 12/01/14       3.90      3,000,000      P1        A1

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------

    Face                                                                   Maturity                     Value             Standard
   Amount                                                                   Date          Yield        (Note 1)   Moody's & Poor's
   ------                                                                   ----          -----        --------   -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   800,000   Melvindale, MI EDC (Des Jardin)
              LOC National Bank of Detroit                                   09/01/00       3.70%     $ 800,000      P1       A1+
  1,000,000   Michigan JDA (Gordon Food Services) - Series 1985
              LOC Rabobank Nederland                                         08/01/15       3.68      1,000,000     Aaa
  2,500,000   Michigan JDA (Kentwood Residence Association)                  11/01/14       3.85      2,500,000                A1
  1,000,000   Michigan JDA (Mazda Motors)
              LOC Sumitomo Bank, Ltd.                                        10/01/08       3.80      1,000,000  VMIG-1
  2,435,000   Michigan State (Allied Signal)                                 04/01/99       3.65      2,435,000                A1
    800,000   Michigan State Housing Authority
              LOC Sumitomo Bank, Ltd.                                        10/01/23       3.70        800,000                A1
  1,000,000   Michigan State Housing Development Authority
              (Harbortown LTD Dividend)
              LOC Bankers Trust Company                                      06/01/04       3.83      1,000,000  VMIG-1
  1,000,000   Michigan State Housing Development
              Authority Rental Housing RB - Series 1994C
              LOC Credit Suisse                                              10/01/23       3.55      1,000,000               A1+
  2,000,000   Michigan State Strategic Fund Ltd. Obligation
              (Louisiana Pacific Corporation)
              LOC Wachovia Bank & Trust Co., N.A.                            12/01/09       3.75      2,000,000     Aa2
  1,000,000   Michigan Strategic Fund
              (Consumer Power Company) - Series 1988A
              LOC Union Bank of Switzerland                                  04/15/18       3.35      1,000,000      P1
  1,000,000   Michigan Strategic Fund (Grayling Generating Project)
              LOC Barclays Bank PLC                                          01/01/14       3.70      1,000,000  VMIG-1
    700,000   Michigan Strategic Fund (Natech Group)
              LOC National Bank of Detroit                                   08/01/02       3.70        700,000      P1       A1+
    800,000   Michigan Strategic Fund (Pilot Industry Incorporated Project)
              LOC National Bank of Detroit                                   06/01/99       4.20        800,000
  2,000,000   Michigan Strategic Fund (Sugar Company)
              LOC Trust Company Bank of Atlanta                              11/01/03       3.75      2,000,000     Aa3
    700,000   Michigan Strategic Fund (Uniflow Capital Project)(c)
              LOC National Bank of Detroit                                   06/01/02       4.20        700,000

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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1995
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
   Face                                                                      Maturity                   Value             Standard
  Amount                                                                      Date          Yield      (Note 1)   Moody's & Poor's
  ------                                                                      ----          -----      --------   -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   800,000   Michigan Strategic Fund (Wayne Disposal Project)               04/01/99       3.85%   $   800,000                A1
              LOC Comerica Bank
  1,000,000   Michigan Strategic Fund Lmt. Obligation RB (c)
              (Mechanics Uniform Rental Co. Proj.) - Series 1995             08/01/15       3.70      1,000,000
              LOC Comerica Bank
    500,000   Michigan Strategic Fund PCRB
              (Consumers Power Company Project) - Series 1993A               06/15/10       3.45        500,000                A1+
              LOC Canadian Imperial Bank of Commerce
  2,200,000   Monroe County, MI EDC (Detroit Edison) - Series CC             10/01/24       3.45      2,200,000  VMIG-1
              LOC Barclays Bank PLC
  2,000,000   Van Buren, MI (Daiken Clutch)                                  03/01/97       4.20      2,000,000     Aa3
              LOC Sanwa Bank, Ltd.                                                                   ----------
-----------                                                                                          45,435,000
 45,435,000   Total Other Variable Rate Demand Instruments                                           ----------
-----------
Put Bonds (4.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Michigan Strategic Fund (Donnelly Corp.) (c)
              LOC ABN AMRO Bank N.V.                                         10/02/95       5.00%   $ 2,500,000
-----------                                                                                           ---------
  2,500,000   Total Put Bonds                                                                         2,500,000
 ----------                                                                                           ---------
Revenue Bond (5.69%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Michigan Municipal Bond Authority RN Series 1994C              09/08/95       3.95%   $ 1,000,184              SP-1+
  1,550,000   Michigan Municipal Bond Authority Series 1995A                 05/03/96       4.18      1,557,460              SP-1+
  1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbot Laboratories)                                           03/01/96       5.10      1,000,000     Aaa        AAA
-----------                                                                                           ---------
  3,550,000   Total Revenue Bond                                                                      3,557,644
-----------                                                                                           ---------
Tax Exempt Commercial Paper (4.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000   Delta County, MI EDC (Mead Paper) - Series A
              LOC Swiss Bank Corp.                                           10/04/95       3.35%   $   500,000      P1
  1,000,000   Delta County, MI EDC (Mead Paper) - Series A
              LOC Swiss Bank Corp.                                           10/26/95       3.70      1,000,000      P1
  1,000,000   Delta County, MI EDC (Mead Paper) - Series B
              LOC Union Bank of Switzerland                                  11/14/95       3.55      1,000,000      P1
-----------                                                                                           ---------
  2,500,000   Total Tax Exempt Commercial Paper                                                       2,500,000
-----------                                                                                           ---------

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                  Ratings (a)
                                                                                                               ----------------
   Face                                                                   Maturity                   Value             Standard
  Amount                                                                   Date           Yield     (Note 1)   Moody's & Poor's
  ------                                                                   ----           -----     --------   -------   ------
Variable Rate Demand Instruments - Private Placements (b) (4.39%)
-----------------------------------------------------------------------------------------------------------------------------------
$   248,000   Charlevoix, MI (Hoskins)
              LOC Chemical Bank                                            11/01/99       5.69%   $   248,000      P1         A
  2,500,000   EDC Kalamazoo (WBC Properties Limited Partnership Project)
              Series 1985
              LOC Old Kent Bank & Trust Co.                                09/01/15       4.20      2,500,000      P1       A1+
  ---------                                                                                       -----------
  2,748,000   Total Variable Rate Demand Instruments - Private Placements                           2,748,000
  ---------                                                                                       -----------
              Total Investments (99.14%) Cost ($62,007,971+)                                       62,007,971
              Cash and Other Assets, In Excess of Liabilities (0.86%)                                 538,531
                                                                                                  -----------
              Net Assets, (100%) 62,567,722 Shares Outstanding (Note 3)                           $62,546,502
                                                                                                  ===========
              Net Asset Value, Offering and Redemption Price Per Share                            $      1.00
                                                                                                  ===========
            + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit collateralized such instruments. P1 and A1+ are the highest ratings for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

KEY:
     CSD      =   Central School District                     PCRB      =   Pollution Control Revenue Bond
     EDC      =   Export Development Corporation              RB        =   Revenue Bond
     GO       =   Government Obligations                      RN        =   Revenue Note
     JDA      =   Job Development Authority


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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
===============================================================================

INVESTMENT INCOME
Income:
  Interest......................................................................    $           1,173,578
                                                                                    ---------------------
Expenses: (Note 2)
  Investment management fee.....................................................                   87,037
  Administration fee............................................................                   58,025
  Shareholder servicing fee.....................................................                   58,025
  Custodian, shareholder servicing and related shareholder expenses.............                   28,444
  Legal, compliance and filing fees.............................................                    6,190
  Audit and accounting..........................................................                   27,202
  Directors' fees...............................................................                    3,160
  Other.........................................................................                    6,610
                                                                                    ---------------------
    Total expenses..............................................................                  274,693
      Less fees waived..........................................................    (              49,601)
                                                                                    ---------------------
      Net expenses..............................................................                  225,092
                                                                                    ---------------------
Net investment income...........................................................                  948,486

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                    -0-
                                                                                    ---------------------
Increase in net assets from operations..........................................    $             948,486
                                                                                    =====================


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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

===============================================================================

                                                                  Six Months Ended
                                                                   August 31, 1995              Year Ended
                                                                     (Unaudited)             February 28, 1995
                                                                      ---------              -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
  Net investment income.....................................    $          948,486            $      1,448,873
  Net realized gain (loss) on investments...................                 -0-                         7,920
                                                                ------------------            ----------------

  Increase in net assets from operations....................               948,486                   1,456,793

Dividends to shareholders from net investment income........    (          948,486)*          (      1,448,873)*
Capital share transactions (Note 3).........................             7,222,307            (     13,084,637)
                                                                ------------------            ----------------
      Total increase (decrease).............................             7,222,307            (     13,076,717)
Net assets:
  Beginning of  period......................................            55,324,195                  68,400,912
                                                                ------------------            ----------------
  End of period ............................................    $       62,546,502            $     55,324,195
                                                                ==================            ================





* Designated as exempt-interest dividends for Federal income tax purposes.





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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================



1. Summary of Accounting Policies

Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:


    a) Valuation of Securities -

    Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


    b) Federal Income Taxes -

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.


    c) Dividends and Distributions -

    Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.


    d) General -

    Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the period ended August 31, 1995. Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.




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


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===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates
   (Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.


During the period ended August 31, 1995, the Distributor voluntarily waived shareholder servicing fees of $49,601.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At August 31, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $62,567,722. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                          Six Months
                                                            Ended                       Year Ended
                                                        August 31, 1995              February 28, 1995
                                                        ---------------              -----------------

Sold........................................                 71,425,149                    134,147,344

Issued on investment of dividends...........                    905,228                      1,369,892

Redeemed....................................            (    65,108,070)                (  148,601,873)
                                                        ---------------                 --------------

Net increase (decrease).....................                  7,222,307                 (   13,084,637)
                                                        ================                ==============

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1995 amounted to $21,220. At August 31, 1995 the Fund had tax basis capital losses of $29,030 which may be carried forward to offset future capital gains. Such losses expire between February 29, 1996 and February 28, 2001.

5. Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 78% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

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


-------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

6. Selected Financial Information.

                                           Six Months             Year Ended            Year Ended      Year Ended
                                              Ended               February 28           February 29,    February 28,
                                                           --------------------------   ------------    ------------
                                          August 31, 1995   1995      1994      1993        1992           1991
                                          ---------------  ------    ------    ------      ------         ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period            $ 1.00     $ 1.00    $ 1.00    $ 1.00      $ 1.00         $ 1.00
                                                -------    -------   -------   -------     -------        -------
Income from investment operations:

Net investment income...............              0.017      0.025     0.019     0.023       0.038          0.055

Dividends from net investment income            ( 0.017 )  ( 0.025 ) ( 0.019 ) ( 0.023 )   ( 0.038 )      ( 0.055 )
                                                 -------    -------   ------    ------      -------        -------

Net asset value, end of period......            $  1.00    $  1.00   $  1.00   $  1.00     $  1.00        $  1.00
                                                ========   ========  ========  =======     ========       ========

Total Return........................               3.32%*     2.56%     1.88%     2.33%       3.82%          5.64%

Ratios/Supplemental Data

Net assets, end of period (000).....            $ 62,547   $ 55,324  $ 68,401  $ 83,101    $119,535       $ 119,770

Ratios to average net assets:
Expenses............................              0.78%+*    0.75%+    0.74%+     0.68%+      0.64%+         0.39%+

Net investment income...............              3.27%+*    2.53%+    1.86%+     2.32%+      3.73%+         5.45%+


* Annualized

+ Net of investment management, administration and shareholder servicing fees waived equivalent to .17%, .28%, .30%, .25%, .25% and .49%
  of average net assets.


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




-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------

Michigan  Daily Tax Free Income Fund,  Inc.
     600 Fifth Avenue
     New York,  New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian, Transfer Agent &
   Dividend Disbursing Agent
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105




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